Document and Entity Information	Nov. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41850
Entity Registrant Name	Beyond, Inc.
Entity Central Index Key	0001130713
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-0634302
Entity Address, Address Line One	799 W. Coliseum Way
Entity Address, City or Town	Midvale
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84047
City Area Code	801
Local Phone Number	947-3100
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BYON
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false